Goodwill and other intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of changes in goodwill and intangibles

Figures in million – SA rand	Notes	2022	2021	2020
Goodwill
Balance at beginning of the year		7,727	7,165	6,855
Goodwill on acquisition of subsidiaries	16.2	23	—	—
Foreign currency translation		491	562	310
Carrying value at end of the year		8,241	7,727	7,165

Other intangibles
Cost
Balance at beginning of the year		—	—	—
Intangible assets acquired on acquisition of subsidiaries	16.2	83	—	—
Foreign currency translation		3	—	—
Balance at end of the year		86	—	—

Accumulated amortisation and impairment
Balance at beginning of the year		—	—	—
Charge for the year		5	—	—
Balance at end of the year		5	—	—
Carrying value at end of the year		81	—	—

Total goodwill and other intangibles		8,322	7,727	7,165

Schedule of estimates and assumptions used in calculation of impairment of goodwill
The Group’s estimates and assumptions used in the 31 December 2022 impairment testing include:

		Gold operations[1]			PGM operations			Battery metals
		2022	2021	2020	2022	2021	2020	2022
Average gold price[2,4]	R/kg	869,035	773,398	733,037
Average PGM (4E) basket price[3,4]	R/4Eoz				27,566	24,422	23,278
Average PGM (2E) basket price[4]	US$/2Eoz				1,334	1,180	1,202
Average nickel price[4]	US$/lbs							8.3
Average cobalt price[4]	US$/lbs							22.1
Nominal discount rate — South Africa[5,6]	%	13.9- 15.8	11.5 - 13.5	9.7 - 13.6	22.5 - 22.6	20	18.8 - 19.7
Nominal discount rate — US6%					12.9	8.3	8.8
Nominal discount rate — Europe[6]	%							9.8
Inflation rate — South Africa[2,7]	%	6.5	6.0	6.0	6.5	6.0	6.0
Inflation rate — US7%					4.0	2.0	2.0
Inflation rate — Europe[7]	%							2.5
Life-of-mine[2,8]	years	4 - 10	4 - 9	3 - 13	15 - 49	17 - 50	12 - 39	24
[1] Include the operating gold mines Driefontein, Kloof and Beatrix
[2] The estimates and assumptions used in the impairment assessment of the Burnstone project include an average gold price of R793,473/kg (2021: R729,270/kg, 2020: R733,037/kg), inflation rate of 6.5% (2021: 6%, 2020: 6%) and life-of-mine of 22 years (2021: 24 years, 2020: 21 years)
[3] The average PGM basket price used on the Mimosa equity-accounted joint venture was R25,420/4Eoz (2021: R21,943/4Eoz, 2020: R21,080/4Eoz)
[4] The average prices and the exchange rate were derived by considering various bank and commodity broker consensus forecasts
[5] Nominal discount rate for the Burnstone project is 17.4% (2021: 15.3%, 2020: 16.8%) and for the equity-accounted joint venture Mimosa, 30.7% (2021: 24.4%, 2020: 28.4%)
[6] The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
[7] The inflation rate is based on historical mining inflation, projected electricity and labour cost increases and the forecast inflation rate of each region
[8] Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves